Commitments and Contingencies (Details)	6 Months Ended
Jun. 30, 2023 USD ($) Vessel m³
Future Minimum Contracted Lease Payments [Abstract]
2024	$ 5,366,000
Total	$ 5,366,000
Japanese Built 2015 LPG Vessels [Member]
Commitments Under Purchase Agreements [Abstract]
Number of vessels to be acquired | Vessel	2
Vessel capacity | m³	5,000
Purchase price per vessel	$ 15,300,000
Purchase price	$ 30,600,000
Percentage of purchase price	90.00%